Commitments - Related to vessels under construction (Details) - Vessels under construction - Samsung $ in Thousands	Dec. 31, 2019 USD ($)
Contractual commitments
Capital commitment	$ 1,113,035
Not later than one year
Contractual commitments
Capital commitment	801,845
Later than one year and not later than three years
Contractual commitments
Capital commitment	$ 311,190